Short-Term Bank Loans	6 Months Ended
Mar. 31, 2023
Short-Term Invstment [Abstract]
SHORT-TERM BANK LOANS

NOTE 12 — SHORT-TERM BANK LOANS

Short-term bank loans consist of the following:

	Note	March 31, 2023	September 30, 2022
Short-term bank loans:
Loans payable to Jiangxi Luling Rural Commercial Bank (“LRC Bank”):
Maturity date on March 12, 2024, interest rate 4.56% per annum	(1)	1,164,888	1,124,624
Maturity date on June 14, 2023, interest rate 4.62% per annum	(2)	1,456,110	1,405,780
Loan payable to Bank of Communications Co., Ltd
Maturity date on June 24, 2023, interest rate 4.20% per annum	(3)	1,456,110	1,405,780
Total short-term loans		$4,077,108	$3,936,184

(1)	On March 13, 2023, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB8 million (equivalent to $1,164,888) as working capital for one year, with the maturity date on March 12, 2024. The fixed interest rate of the loan was 4.56% per annum. There was no guarantee requirement for this loan.

(2)	On June 15, 2022, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,456,110) as working capital for one year, with the maturity date on June 14, 2023. The fixed interest rate of the loan was 4.62% per annum. Certain related parties of the Company, including Mr. Gang Lai, the Company’s controlling shareholder, chairman of the board of directors, and chief executive officer, Ms. Lin Yang, the Company’s chief financial officer, Ms. Xing Wu, Mr. Gang Lai’s spouse, and the Company’s WFOE, Universe Technology, jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

(3)	On June 24, 2022, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,456,110) as working capital for one year, with the maturity date on June 24, 2023. The fixed interest rate of the loan was 4.2% per annum. Jiangxi Province Financing Guarantee Group Co., Ltd., an unrelated third party, signed a guarantee agreement with Bank of Communications to provide credit guarantee for this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $90,044 and $103,765 for the six months ended March 31, 2023 and 2022, respectively.